BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Balance Sheet Components

NOTE 6—BALANCE SHEET COMPONENTS

Inventories

Inventories consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Raw materials	$2,629	$4,668
Finished goods	16,752	3,066

	$19,381	$7,734

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Non-trade receivables	1,548	1,019
Other current assets	1,721	558

	$3,269	$1,577

Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Testing equipment	$3,126	$2,293
Computer and other equipment	828	578
Tooling equipment	1,605	532
Furniture and fixtures	641	595
Leasehold improvements	1,808	1,424
Software	229	77
Construction in progress	60	—

	8,297	5,499
Less: Accumulated depreciation and amortization	(2,119)	(1,028)

	$6,178	$4,471

Other Long-term Assets

Other long-term assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Intangible assets, net	$1,073	$748
Other long-term assets	702	388

	$1,775	$1,136

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Accrued compensation and benefits	$3,068	$2,657
Accrued accounts payable	405	6,636
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	2,653	1,381
Other accruals	3,225	4,732

	$10,976	$17,031

NOTE 6—BALANCE SHEET COMPONENTS

Inventories

Inventories consisted of the following (in thousands):

	June 30,
	2012	2011
Raw materials	$4,668	$4,305
Finished goods	3,066	1,358

	$7,734	$5,663

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,
	2012	2011
Vendor deposits	$129	$5,312
Other current assets	1,448	74

	$1,577	$5,386

Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,
	2012	2011
Testing equipment	$2,293	$1,086
Computer and other equipment	578	182
Tooling equipment	532	—
Furniture and fixtures	595	18
Leasehold improvements	1,424	112
Software	77	57

	5,499	1,455
Less: Accumulated depreciation and amortization	(1,028)	(433)

	$4,471	$1,022

Other Long-term Assets

Other long-term assets consisted of the following (in thousands):

	June 30,
	2012	2011
Deferred offering costs	$—	$2,141
Intangible assets, net	748	—
Other long-term assets	388	89

	$1,136	$2,230

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30,
	2012	2011
Accrued compensation and benefits	$2,657	$2,280
Accrued accounts payable	6,636	7,414
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	1,381	806
Other accruals	4,732	3,081

	$17,031	$15,206